Dividends	12 Months Ended
Dec. 31, 2024
Dividends
Dividends

20. Dividends

The 2022 final dividend, declared during the year ended December 31, 2023, amounted to approximately RMB177.5 million which were paid as of December 31, 2023.

The 2023 final dividend and non-recurring special dividend, declared during the year ended December 31, 2023, amounted to approximately RMB1,007.9 million which were paid as of December 31, 2024.

The board of directors of the Company recommended (i) a final dividend of RMB275.0 million (US$37.7 million) in respect of the year ended December 31, 2024, and (ii) a special dividend of RMB275.0 million(US$37.7 million), with an aggregate amount of the final dividend and special dividend of approximately RMB550.0 million (US$75.4 million). This recommendation is subject to the approval by the Company’s shareholders respectively at the forthcoming annual general meeting to be held on or around June 12, 2025.

Based on the number of issued Shares as of the date of this announcement, if declared and paid, (i) the final dividend will amount to RMB0.828 per share (tax inclusive) in respect of the year ended December 31, 2024, and (ii) the special dividend will amount to RMB0.828 per share (tax inclusive), both subject to adjustment to the number of Shares of the Company entitled to dividend distribution as of the record date for dividend distribution.